SUPPLEMENT DATED APRIL 10, 2014
to

PROSPECTUS DATED APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Founding Funds Allocation VIP Fund

Templeton Foreign Securities Fund	Templeton Foreign VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

VUL (NY)                                                                                                                                          4/2014